Lease Prepayments (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Amortization of Leased Asset	$ 84	524	454	454
Finite-Lived Intangible Assets, Net	$ 3,051	18,930
Land Subject To Ground Leases Maturity Date Description	The land use rights for land with area of approximately 43,878 square meters, 5,279 square meters and 25,094 square meters will expire in November 2050, May 2053 and February 2055, respectively.	The land use rights for land with area of approximately 43,878 square meters, 5,279 square meters and 25,094 square meters will expire in November 2050, May 2053 and February 2055, respectively.